Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractors [Abstract]
Costs in excess of billings, current	$ 140,719	$ 0
Contract liabilities, excess of revenue recognized		1,657,998
Contract with customer, liability, revenue recognized	$ 5,556,425	$ 1,717,566